Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events
The Company did not identify any subsequent events that require adjustment or disclosure in the unaudited condensed consolidated financial statements other than discussed below.
On May 1, 2023, Sandstone Asset Management notified the Company that it intends to stay invested in its anchor investor position in 1,020,520 shares of the Company’s common stock and 285,875 warrants through the closing of the potential Business Combination with Carmell. This commitment is expected to result in approximately $10.4 million in funds retained by the combined company after the Closing, based on the amount of funds in the Trust Account as of March 31, 2023 (excluding dividend and interest income available for payment of the Company’s taxes).

Note 9 — Subsequent Events
On January 4, 2023, the Company entered into the Business Combination Agreement with Merger Sub and Carmell, which is described in Note 1.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any further subsequent events that require adjustment or disclosure in the financial statements.